Portfolio of Investments Anydrus Advantage ETF	December 31, 2025 (Unaudited)

Shares		Fair Value ($)
Common Stocks — 37.2%
Communication Services — 4.0%
3,222	Alphabet, Inc., Class A	1,008,486
3,204	Baidu, Inc., ADR(a)	418,635
557	Meta Platforms, Inc., Class A	367,670
1,458	NetEase, Inc., ADR	200,650
1,563	Omnicom Group, Inc.	126,212
1,295	Walt Disney Co. (The)	147,332
		2,268,985
Consumer Discretionary — 4.1%
838	Airbnb, Inc., Class A(a)	113,733
2,383	Alibaba Group Holding, Ltd., ADR	349,300
2,954	Amazon.com, Inc.(a)	681,842
3,740	Carnival Corp.(a)	114,220
555	Expedia Group, Inc.	157,237
774	General Motors Co.	62,942
817	Lululemon Athletica, Inc.(a)	169,781
1,595	LVMH Moet Hennessy Louis Vuitton SE, ADR	240,542
1,621	O’Reilly Automotive, Inc.(a)	147,851
939	TJX Cos., Inc. (The)	144,240
737	Toyota Motor Corp., ADR	157,762
		2,339,450
Consumer Staples — 1.6%
3,931	Coca-Cola Co. (The)	274,817
628	Hershey Co. (The)	114,283
1,642	Monster Beverage Corp.(a)	125,892
2,273	Unilever PLC, ADR	148,654
2,106	Walmart, Inc.	234,629
		898,275
Energy — 0.7%
2,353	Devon Energy Corp.	86,190
1,224	Exxon Mobil Corp.	147,297
780	Targa Resources Corp.	143,910
		377,397
Financials — 3.6%
557	Allstate Corp. (The)	115,940
720	American Express Co.	266,364
1,529	Bank of New York Mellon Corp. (The)	177,502
8,572	Barclays PLC, ADR	218,157
822	Capital One Financial Corp.	199,220
1,824	Charles Schwab Corp. (The)	182,235
1,683	Fiserv, Inc.(a)	113,047
191	Goldman Sachs Group, Inc. (The)	167,889
774	JPMorgan Chase & Co.	249,398
326	Visa, Inc., Class A	114,332
2,720	Wells Fargo & Co.	253,504
		2,057,588
Health Care — 6.0%
855	AbbVie, Inc.	195,359
2,301	AstraZeneca PLC, ADR	211,531
773	Becton Dickinson & Co.	150,016
1,267	Biogen, Inc.(a)	222,979
5,599	Bristol-Myers Squibb Co.	302,010
847	Cardinal Health, Inc.	174,058
832	Danaher Corp.	190,462
337	Eli Lilly & Co.	362,166
3,559	GSK PLC, ADR	174,533

Portfolio of Investments (continued) Anydrus Advantage ETF	December 31, 2025 (Unaudited)

Shares		Fair Value ($)
Common Stocks — 37.2% (continued)
Health Care — 6.0% (continued)
593	IQVIA Holdings, Inc.(a)	133,668
1,354	Johnson & Johnson	280,210
182	McKesson Corp.	149,293
2,407	Medtronic PLC	231,217
1,156	Merck & Co., Inc.	121,681
2,937	Novo Nordisk A/S, ADR	149,435
888	Veeva Systems, Inc., Class A(a)	198,228
382	Vertex Pharmaceuticals, Inc.(a)	173,184
		3,420,030
Industrials — 2.6%
274	Cummins, Inc.	139,863
240	Dycom Industries, Inc.(a)	81,096
126	GE Vernova, Inc.	82,350
744	General Dynamics Corp.	250,475
1,701	Honeywell International, Inc.	331,848
383	Huntington Ingalls Industries, Inc.	130,247
1,483	Textron, Inc.	129,273
775	UFP Industries, Inc.	70,564
1,070	United Airlines Holdings, Inc.(a)	119,647
660	Waste Management, Inc.	145,009
		1,480,372
Information Technology — 12.2%
932	Accenture PLC, Class A	250,056
490	Adobe, Inc.(a)	171,495
3,140	Apple, Inc.	853,640
13,360	ASE Technology Holding Co Ltd, ADR	215,096
493	ASML Holding NV, NYS	527,441
289	Autodesk, Inc.(a)	85,547
1,123	Broadcom, Inc.	388,670
770	Credo Technology Group Holding, Ltd.(a)	110,795
434	First Solar, Inc.(a)	113,374
15,577	Hexagon AB, ADR	182,874
616	Jabil, Inc.	140,460
145	KLA Corp.	176,187
1,562	Micron Technology, Inc.	445,810
1,409	Microsoft Corp.	681,420
2	Monolithic Power Systems, Inc.	1,813
1,351	Nice, Ltd., ADR(a)	152,717
4,967	NVIDIA Corp.	926,346
875	NXP Semiconductors NV	189,928
670	Palantir Technologies, Inc., Class A(a)	119,093
1,585	Salesforce, Inc.	419,882
2,089	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	634,826
323	Tyler Technologies, Inc.(a)	146,626
670	Western Digital Corp.	115,421
		7,049,517
Materials — 1.7%
7,903	Constellium SE(a)	148,972
4,616	Freeport-McMoRan, Inc.	234,446
6,561	Holcim AG, ADR(a)	127,743
2,420	Solstice Advanced Materials, Inc.(a)	117,564
3,522	Ternium SA, ADR	134,505
14,864	Vale SA, ADR	193,678
		956,908

Portfolio of Investments (continued) Anydrus Advantage ETF	December 31, 2025 (Unaudited)

Shares		Fair Value ($)
Common Stocks — 37.2% (continued)
Utilities — 0.7%
679	Duke Energy Corp.	79,586
1,444	NextEra Energy, Inc.	115,924
2,345	Sempra	207,040
		402,550
Total Common Stocks (Cost $18,660,966)		21,251,072

Exchange-Traded Funds — 61.2%
32,375	BondBloxx JPMorgan USD Emerging Markets 1-10 Year Bond ETF	1,443,278
55,416	First Trust Structured Credit Income Opportunities ETF	1,152,653
17,218	Goldman Sachs Access Emerging Markets USD Bond ETF	730,887
52,784	GraniteShares Platinum Trust ETF(a)	1,041,428
30,686	iShares 1-3 Year International Treasury Bond ETF(a)	2,308,815
5,838	iShares Bitcoin Trust ETF(a)	289,857
21,697	iShares Core MSCI International Developed Markets ETF	1,789,569
12,926	iShares Gold Trust ETF(a)	1,049,203
116,121	iShares iBonds Dec 2027 Term Treasury ETF	2,609,239
137,377	iShares iBonds Dec 2028 Term Treasury ETF	3,072,436
47,610	iShares International Select Dividend ETF	1,878,215
14,766	iShares MSCI United Kingdom ETF	649,409
9,019	iShares Silver Trust ETF(a)	581,004
66,425	NYLI Merger Arbitrage ETF, Class U(a)	2,377,351
69,218	Schwab Intermediate-Term U.S. Treasury ETF	1,735,987
36,254	Schwab Long-Term U.S. Treasury ETF	1,149,252
53,230	SPDR Bloomberg International Corporate Bond ETF	1,709,215
24,752	SPDR S&P Emerging Markets Dividend ETF	969,041
36,642	State Street Multi-Asset Real Return ETF	1,152,391
11,434	Vanguard FTSE All-World ex-US ETF	841,085
52,095	Vanguard Intermediate-Term Treasury ETF	3,122,052
11,351	Vanguard International Dividend Appreciation ETF	1,038,049
49,108	Vanguard Mortgage-Backed Securities ETF	2,312,005
Total Exchange-Traded Funds (Cost $33,474,222)		35,002,421

Total Investments — 98.4% (Cost $52,135,188)		56,253,493
Net other assets (liabilities)— 1.6%		914,687
Net Assets — 100.0%		57,168,180

(a)    Non-income producing security

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

FTSE — Financial Times Stock Exchange

MSCI — Morgan Stanley Capital International

NYLI — New York Life Insurance

PLC — Public Limited Company

S&P — Standard and Poor’s

SPDR — Standard & Poor’s Depositary Receipts